LONG TERM INVESTMENTS (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Statement [Line Items]
Fair Value Of Long Term Investments, Begining Balance	$ 934
Net Additions And (warrants Exercised)	457
Movements In Foreign Exchange	(12)
Fair Value Adjustments For The Period	87
Fair Value Of Long Term Investments, Ending Balance	1,466
Talisker Resources Ltd [Member] | Common Shares [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Begining Balance	782
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(7)
Fair Value Adjustments For The Period	155
Fair Value Of Long Term Investments, Ending Balance	930
Endurance Gold Corp. Common Shares
Statement [Line Items]
Fair Value Of Long Term Investments, Begining Balance	81
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(1)
Fair Value Adjustments For The Period	(19)
Fair Value Of Long Term Investments, Ending Balance	61
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Begining Balance	71
Net Additions And (warrants Exercised)	426
Movements In Foreign Exchange	(4)
Fair Value Adjustments For The Period	(46)
Fair Value Of Long Term Investments, Ending Balance	447
Silver Wolf Exploration Ltd. Warrants [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Begining Balance	0
Net Additions And (warrants Exercised)	30
Movements In Foreign Exchange	0
Fair Value Adjustments For The Period	(3)
Fair Value Of Long Term Investments, Ending Balance	27
Other
Statement [Line Items]
Fair Value Of Long Term Investments, Begining Balance	0
Net Additions And (warrants Exercised)	1
Movements In Foreign Exchange	0
Fair Value Adjustments For The Period	0
Fair Value Of Long Term Investments, Ending Balance	$ 1